Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 69,410	$ 56,958
Less: accumulated amortization	(25,695)	(20,991)
Less: accumulated impairment	(1,270)	(1,233)
Total	$ 42,445	$ 34,734